Insurance and reinsurance - Summary of Insurance and Reinsurance Contracts by Measurement Components (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	$ 764	$ 681
Insurance contract liabilities for segregated funds	(3,306)	(2,632)
Insurance contract liabilities excluding segregated funds	(18,036)	(16,394)
Insurance contract liabilities	(21,342)	(19,026)
Reinsurance contracts held assets	1,695	1,582
Reinsurance contracts held liabilities		(18)
Estimates of present value of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	1,952	1,790
Insurance contract liabilities for segregated funds	(3,236)	(2,553)
Insurance contract liabilities excluding segregated funds	(13,227)	(11,955)
Insurance contract liabilities	(16,463)	(14,508)
Reinsurance contracts held assets	360	327
Reinsurance contracts held liabilities		(42)
Risk adjustment for non-financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	(630)	(544)
Insurance contract liabilities for segregated funds	(16)	(15)
Insurance contract liabilities excluding segregated funds	(2,664)	(2,308)
Insurance contract liabilities	(2,680)	(2,323)
Reinsurance contracts held assets	555	469
Reinsurance contracts held liabilities		6
CSM [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	(558)	(565)
Insurance contract liabilities for segregated funds	(54)	(64)
Insurance contract liabilities excluding segregated funds	(2,145)	(2,131)
Insurance contract liabilities	(2,199)	(2,195)
Reinsurance contracts held assets	780	786
Reinsurance contracts held liabilities		18
CSM for insurance contracts, net of reinsurance contracts held	$ (1,977)	$ (1,956)